Income Taxes - Schedule of Consolidated Statements of Operations and Comprehensive (Loss) Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Current income tax expenses		$ 19,197	$ 4,548
Deferred income tax benefits	(8,615)	(3,074)	(474)
Income tax benefits (provision for income taxes)	$ (8,615)	$ 16,123	$ 4,074